Changes in Balance for Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Balance at the beginning of year, gross	$ 5,558	$ 8,729
Transfers from loans	1,921	5,032
Sales proceeds	(4,508)	(5,661)
Previously recognized impairment losses on disposition	(1,142)	(2,315)
(Loss) on disposition	(775)	(227)
Balance at the end of year, gross	1,054	5,558
Less valuation allowance	(254)	(811)		(1,403)	(928)
Balance at the end of year, net	$ 800	$ 4,747	$ 601